11. Related-party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Related-party Transactions

For the nine months ended September 30, 2017, we paid rent of $65,000 to a company controlled by our chief executive officer under an operating lease agreement.

On February 16, 2017, the due date of the Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer note payable in the amount of $2,265,000 issued on January 31, 2015, was extended to December 31, 2017. On August 15, 2017, $618,500 of the note payable was converted into 618,500 shares of common stock. In addition, they converted accrued interest in the amount of $207,731 for 207,731 shares of common stock. The remaining balance on the note payable as of September 30, 2017 is $1,137,500.

On February 16, 2017, the due date of the related party note payable in the amount of $1,000,000 issued on February 3, 2012, was extended to February 3, 2018.

On March 9, 2017, we issued a promissory note payable of $200,000 to a related party in which our chief executive officer is an officer and director. The note bears interest of 10% and is due and payable within 90 days after demand. The balance outstanding on September 30, 2017, is $175,000.

On March 31, 2017, we made a repayment of note payable to a related party in the amount of $25,000.

On May 8, 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer transferred 148,588 shares of common stock for $111,440 to the Company to fulfill an over commitment of “D” warrants.

On September 8, 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, elected to convert $50,000 in notes payable for 3,612,596 shares of common stock at a conversion rate of $0.014. In addition, accrued interest in the amount of $6,342 was converted to 458,198 shares.

During the third quarter of 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, advanced the Company $236,000 and on November 6, 2017, the Company entered into an agreement with a promissory note. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest shall be due and payable at the earliest of (a) resolution of the Memphis litigation; (b) June 30, 2018; or (c) when the company is otherwise able to pay. As of September 30, 2017, the outstanding balance was $236,000 with no accrued interest.

On June 5, 2017, a note holder elected to convert a $25,000 convertible note payable for 1,806,298 shares of common stock ($0.014 per share).

As of September 30, 2017, the Company borrowed $84,568, net of repayments from JPF Venture Group, Inc. (“JPF”) on a temporary basis. The loan is non-interest bearing, unsecured and due on demand.

During 2015, a private venture fund, in which our chief executive officer is an officer and director, agreed to provide up to $1,000,000 in working capital (see Notes 5 and 6).

During 2015, we issued 2,000,000 shares of common stock, with a fair value of $1,700,000, to an executive officer and a former executive officer of the Company (see Note 8).

During 2015, one of the original Series B note holders transferred its ownership of the note in the amount of $50,000 to the JPF Venture Fund 1, LP (see Note 5).

During 2016, a private venture fund, in which our chief executive officer is an officer and director, agreed to amend the original note to increase the working capital loan to $2,000,000. On August 31, 2016, the note holder exercised a warrant to purchase 8,000,000 shares of common stock with an exercise price of $0.25 in lieu of repayment of $2,000,000 of note payable. The note holder also converted $171,824 of accrued interest into 687,291 shares of common stock with a fair value of $584,198 ($0.85 per share). The total conversion was 8,687,291 shares for $2,584,198.

On December 29, 2016, Jeremy P Feakins & Associates, in which our chief executive officer is an officer and director, agreed to provide a short-term advance to the Company for working capital in the amount of $36,822.

During 2016, a principal repayment of $5,000 was made on a related party note in the amount of $2,256,000 issued on January 31, 2015, leaving a note balance of $1,756,000.

During 2016 and 2015, we paid rent of $60,000 and $110,000 to a company controlled by our chief executive officer under an operating lease agreement.